Cover	May 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2025
Entity File Number	001-42463
Entity Registrant Name	ScanTech AI Systems Inc.
Entity Central Index Key	0001994624
Entity Tax Identification Number	93-3502562
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1735 Enterprise Drive
Entity Address, City or Town	Buford
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30518
City Area Code	(470)
Local Phone Number	655-0886
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	STAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false